Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

September 8, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Variable Trust (the “Registrant”)

on behalf of Eaton Vance VT Bond Fund

   Eaton Vance VT Floating-Rate Income Fund

   Eaton Vance VT Large-Cap Value Fund (the “Funds”)

Post-Effective Amendment No. 31 (1933 Act File No.333-44010)

Amendment No. 34 (1940 Act File No. 811-10067) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Funds, and exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 for the purpose of registering a new class of shares of each Fund.  The new class will be named the Institutional Class. Institutional Class shares are substantially similar to each Fund’s existing classes of shares, with substantially similar disclosure, but will not be subject to distribution fees or to shareholder servicing fees.

The prospectus and SAI have been marked to show changes from the prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on April 27, 2015 (Accession No. 0000940394-15-000528).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Securities and Exchange Commission

September 8, 2015

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours,

/s/ Timothy P. Walsh, Esq.

Timothy P. Walsh, Esq.

Vice President